UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04875

Name of Fund: Royce Value Trust, Inc.
Fund Address: 1414 Avenue of the Americas
New York, NY 10019

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
1414 Avenue of the Americas
New York, NY 10019

Registrant’s telephone number, including area code: (212) 486-1445

Date of fiscal year end: 12/31/2007

Date of reporting period: 3/31/2007

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE VALUE TRUST
MARCH 31, 2007 (UNAUDITED)

COMMON STOCKS - 104.0%
	SHARES	VALUE
Consumer Products - 5.2%
Apparel and Shoes - 1.8%
Kenneth Cole Productions Cl. A	35,000	$898,450
Columbia Sportswear [c]	34,600	2,155,926
Hugo Boss [a]	19,200	1,229,581
K-Swiss Cl. A	110,000	2,972,200
Oakley	94,900	1,911,286
Polo Ralph Lauren Cl. A	38,200	3,367,330
Tandy Brands Accessories	16,900	221,897
Van De Velde	30,300	1,504,098
Weyco Group	307,992	8,001,632

		22,262,400

Collectibles - 0.3%
Russ Berrie & Company [a]	230,000	3,243,000

Food/Beverage/Tobacco - 0.2%
Hain Celestial Group [a,c]	37,800	1,136,646
Hershey Creamery	709	1,439,270

		2,575,916

Home Furnishing and Appliances - 0.4%
Aaron Rents	4,500	118,980
Ekornes [a]	44,400	1,062,830
Ethan Allen Interiors	40,800	1,441,872
La-Z-Boy [c]	68,200	844,316
Rational [a]	9,100	1,765,693

		5,233,691

Publishing - 0.5%
ProQuest Company [a,c]	180,000	1,620,000
Scholastic Corporation [a,c]	130,000	4,043,000

		5,663,000

Sports and Recreation - 0.8%
Beneteau	9,300	1,118,107
Coachmen Industries	47,700	502,281
Monaco Coach	166,650	2,654,735
Nautilus	2,000	30,860
Sturm, Ruger & Company [a]	272,900	3,670,505
Thor Industries	26,100	1,028,079

		9,004,567

Other Consumer Products - 1.2%
Blyth	14,700	310,317
Burnham Holdings Cl. B	36,000	592,200
Lazare Kaplan International [a]	103,600	835,016
Leapfrog Enterprises [a,c]	175,000	1,872,500
Matthews International Cl. A	100,000	4,070,000
RC2 Corporation [a]	132,600	5,355,714
Sally Beauty Holdings [a]	194,600	1,788,374

		14,824,121

Total		62,806,695

Consumer Services - 6.2%
Direct Marketing - 0.1%
FTD Group [a]	55,000	909,150
Takkt [a]	57,900	1,039,526

		1,948,676

Leisure and Entertainment - 0.1%
Shuffle Master [a,c]	15,000	273,750
Steiner Leisure [a]	2,100	94,458

		368,208

Media and Broadcasting - 0.2%
Cox Radio Cl. A [a,c]	23,000	313,950
Discovery Holding Company Cl. A [a,c]	50,000	956,500
Discovery Holding Company Cl. B [a]	56,100	1,073,754

		2,344,204

Restaurants and Lodgings - 1.4%
Benihana Cl. A [a]	6,600	187,044
CEC Entertainment [a]	121,400	5,042,956
IHOP Corporation	93,400	5,477,910
Morgans Hotel Group [a,c]	90,000	1,890,900
Steak n Shake [a]	183,000	3,068,910
Tim Hortons	50,000	1,521,000

		17,188,720

Retail Stores - 1.8%
America’s Car-Mart [a,c]	90,400	1,207,744
Bulgari [a]	71,400	1,031,055
CarMax [a,c]	112,000	2,748,480
Children’s Place Retail Stores [a]	13,670	762,239
Cost Plus [a,c]	80,500	805,000
Fielmann [a]	17,900	1,097,070
Fred’s Cl. A	50,000	735,000
Gander Mountain [a,c]	53,300	594,828
Hot Topic [a]	29,000	321,900
Krispy Kreme Doughnuts [a]	85,000	866,150
99 Cents Only Stores [a,c]	95,000	1,399,350
Stein Mart	142,800	2,330,496
Tiffany & Co.	75,000	3,411,000
Urban Outfitters [a,c]	27,000	715,770
West Marine [a]	131,100	2,387,331
Wet Seal (The) Cl. A [a,c]	162,000	1,061,100

		21,474,513

Other Consumer Services - 2.6%
Corinthian Colleges [a,c]	106,500	1,464,375
ITT Educational Services [a]	80,000	6,519,200
Laureate Education [a]	37,500	2,211,375
MoneyGram International	74,900	2,079,224
Renaissance Learning	15,000	197,550
Sotheby’s	436,700	19,424,416

		31,896,140

Total		75,220,461

Diversified Investment Companies - 0.2%
Closed-End Funds - 0.2%
Central Fund of Canada Cl. A	111,500	1,048,100
Kohlberg Capital [a,c]	81,800	1,308,800

Total		2,356,900

Financial Intermediaries - 11.5%
Banking - 3.4%
Ameriana Bancorp	20,000	227,200
BOK Financial	129,327	6,405,566
Bank of N.T. Butterfield & Son	118,750	7,006,250
CFS Bancorp	260,000	3,897,400
Cadence Financial	30,300	606,000
Commercial National Financial	48,300	908,040
Exchange National Bancshares	44,400	1,607,280
Farmers & Merchants Bank of Long Beach	1,266	8,292,300
Heritage Financial	12,915	322,875
HopFed Bancorp	25,000	397,000
Jefferson Bancshares	32,226	411,848
Mechanics Bank	200	3,935,000
NetBank	70,000	154,700
Old Point Financial	20,000	548,000
Partners Trust Financial Group	100,000	1,143,000
Sun Bancorp [a,c]	44,100	819,819
Tompkins Trustco	17,545	734,434
W Holding Company	44,700	223,500
Whitney Holding	40,500	1,238,490
Wilber Corporation	31,700	309,075
Wilmington Trust	31,000	1,307,270
Yadkin Valley Financial	3,800	73,872

		40,568,919

Insurance - 4.0%
ACA Capital Holdings [a]	50,000	701,000
Alleghany Corporation [a]	11,319	4,228,756
Aspen Insurance Holdings	64,000	1,677,440
Commerce Group	89,000	2,673,560
Erie Indemnity Cl. A	139,900	7,382,523
IPC Holdings	27,000	778,950
Leucadia National	84,940	2,498,935
Markel Corporation [a]	7,200	3,490,776
Montpelier Re Holdings	66,000	1,144,440
NYMAGIC	85,200	3,480,420
Ohio Casualty	107,000	3,204,650
PXRE Group [a]	166,551	799,445
ProAssurance Corporation [a,c]	38,070	1,947,280
RLI	99,724	5,477,839
Security Capital Assurance	30,000	846,900
Wesco Financial	4,750	2,185,000
White Mountains Insurance Group	10,000	5,665,000

		48,182,914

Real Estate Investment Trusts - 0.9%
Capstead Mortgage	201,100	2,008,989
Gladstone Commercial	34,700	695,735
Government Properties Trust	50,000	535,000
KKR Financial	141,200	3,873,116
Opteum Cl. A	897,500	4,038,750

		11,151,590

Securities Brokers - 1.1%
Cowen Group [a]	32,000	532,480
Dundee Wealth Management	100,000	1,372,889
Evercore Partners Cl. A [a]	19,400	605,086
First Albany Companies [a]	350,100	560,160
Investment Technology Group [a]	30,400	1,191,680
Knight Capital Group Cl. A [a,c]	229,700	3,638,448
Lazard Cl. A	31,000	1,555,580
optionsXpress Holdings	53,000	1,247,620
Shinko Securities [a]	464,300	2,352,233

		13,056,176

Other Financial Intermediaries - 2.1%
AP Alternative Assets L.P. [a]	217,300	4,346,000
International Securities Exchange Holdings Cl. A	75,000	3,660,000
JAFCO [a]	37,300	2,063,781
KKR Private Equity Investors LLP [a]	105,000	2,546,250
MCG Capital	138,000	2,588,880
MVC Capital	377,500	5,907,875
MarketAxess Holdings [a]	67,000	1,121,580
RHJ International [a]	177,500	3,556,701

		25,791,067

Total		138,750,666

Financial Services - 8.5%
Information and Processing - 1.7%
eFunds Corporation [a]	126,875	3,382,488
FactSet Research Systems	35,350	2,221,747
Global Payments	68,500	2,333,110
Interactive Data	134,300	3,323,925
PRG-Schultz International [a,c]	14,420	206,062
SEI Investments	141,200	8,504,476

		19,971,808

Insurance Brokers - 1.2%
Crawford & Company Cl. A	289,200	1,605,060
Crawford & Company Cl. B	162,300	941,340
Gallagher (Arthur J.) & Co.	111,200	3,150,296
Hilb Rogal & Hobbs	155,050	7,605,202
National Financial Partners	22,000	1,032,020
U.S.I. Holdings [a]	40,000	674,000

		15,007,918

Investment Management - 5.0%
ADDENDA Capital	150,900	3,169,619
AllianceBernstein Holding L.P.	333,100	29,479,350
BKF Capital Group [a]	219,050	711,912
Calamos Asset Management Cl. A	45,000	1,004,400
Eaton Vance	140,400	5,003,856
Federated Investors Cl. B	161,900	5,944,968
GAMCO Investors Cl. A	158,600	6,872,138
Nuveen Investments Cl. A	138,600	6,555,780
SPARX Group [a]	2,300	1,698,065

		60,440,088

Other Financial Services - 0.6%
AmeriCredit Corporation [a,c]	18,870	431,368
CharterMac	59,600	1,153,260
Credit Acceptance [a,c]	86,601	2,354,681
Municipal Mortgage & Equity	40,300	1,148,550
Ocwen Financial [a,c]	50,000	643,500
Van der Moolen Holding ADR	21,362	114,287
World Acceptance [a,c]	21,700	866,915

		6,712,561

Total		102,132,375

Health - 7.4%
Commercial Services - 1.4%
First Consulting Group [a]	560,900	5,104,190
PAREXEL International [a]	313,700	11,283,789

		16,387,979

Drugs and Biotech - 1.6%
Affymetrix [a,c]	10,000	300,700
Antigenics [a,c]	99,300	221,439
Biovail Corporation [a]	41,200	900,632
Cerus Corporation [a,c]	21,700	146,475
DUSA Pharmaceuticals [a]	79,700	285,326
Endo Pharmaceuticals Holdings [a,c]	155,000	4,557,000
Gene Logic [a]	365,000	784,750
Hi-Tech Pharmacal [a,c]	1,650	18,397
Hollis-Eden Pharmaceuticals [a,c]	44,000	111,320
Human Genome Sciences [a,c]	90,000	955,800
K-V Pharmaceutical Cl. A [a,c]	51,500	1,273,595
Medicines Company (The) [a,c]	20,000	501,600
Millennium Pharmaceuticals [a,c]	100,000	1,136,000
Mylan Laboratories	52,200	1,103,508
Myriad Genetics [a,c]	50,000	1,723,000
Origin Agritech [a]	3,500	31,150
Perrigo Company	191,950	3,389,837
Pharmanet Development Group [a,c]	10,000	260,000
QLT [a]	114,070	893,168
Telik [a,c]	100,000	543,000
VIVUS [a,c]	163,300	837,729

		19,974,426

Health Services - 1.5%
Albany Molecular Research [a]	85,000	837,250
Cross Country Healthcare [a]	30,000	546,900
Eclipsys Corporation [a,c]	20,000	385,400
Gentiva Health Services [a]	30,150	608,125
HMS Holdings [a,c]	50,000	1,095,000
HealthSouth Corporation [a,c]	200,000	4,202,000
Lincare Holdings [a,c]	52,562	1,926,397
MedQuist [a]	73,893	733,019
National Home Health Care	20,000	235,200
On Assignment [a,c]	375,400	4,658,714
Paramount Acquisition (Units) [a]	280,000	1,862,000
Quovadx [a]	3,000	7,650
Res-Care [a]	65,460	1,145,550

		18,243,205

Medical Products and Devices - 2.7%
Allied Healthcare Products [a]	210,612	1,263,672
Arrow International	195,728	6,294,612
ArthroCare Corporation [a,c]	10,000	360,400
Atrion Corporation	15,750	1,446,165
Bruker BioSciences [a]	370,200	3,894,504
Coloplast Cl. B [a]	17,000	1,443,145
CONMED Corporation [a,c]	81,500	2,382,245
IDEXX Laboratories [a]	79,000	6,922,770
Invacare Corporation	103,100	1,798,064
Novoste Corporation [a]	16,625	41,563
STERIS Corporation	98,600	2,618,816
Straumann Holding [a]	4,100	1,175,863
Young Innovations	62,550	1,702,611
Zoll Medical [a]	40,400	1,076,660

		32,421,090

Personal Care - 0.2%
Nutraceutical International [a]	22,800	376,200
USANA Health Sciences [a,c]	38,900	1,823,243

		2,199,443

Total		89,226,143

Industrial Products - 16.5%
Automotive - 0.6%
ElringKlinger [a]	16,900	1,314,141
Fuel Systems Solutions [a]	22,500	416,700
LKQ Corporation [a,c]	200,000	4,372,000
Quantam Fuel Systems Technologies Worldwide [a,c]	15,500	18,910
Superior Industries International	52,000	1,083,160

		7,204,911

Building Systems and Components - 0.9%
Decker Manufacturing	6,022	219,803
Preformed Line Products	91,600	3,388,284
Simpson Manufacturing	250,800	7,734,672

		11,342,759

Construction Materials - 2.0%
Ash Grove Cement Cl. B	50,518	11,316,032
Florida Rock Industries	75	5,047
Heywood Williams Group [a]	958,837	1,849,110
Synalloy Corporation [b]	345,000	9,632,400
USG Corporation [a,c]	25,000	1,167,000

		23,969,589

Industrial Components - 1.2%
Barnes Group	4,000	92,040
C & D Technologies [c]	345,700	1,738,871
CLARCOR	83,500	2,655,300
Donaldson Company	92,800	3,350,080
GrafTech International [a,c]	64,790	588,293
PerkinElmer	135,000	3,269,700
Powell Industries [a,c]	92,400	2,956,800
II-VI [a]	13,500	456,975

		15,108,059

Machinery - 5.0%
Baldor Electric	62,900	2,373,846
Coherent [a,c]	243,500	7,728,690
Exco Technologies	91,000	305,041
Federal Signal	58,600	909,472
Franklin Electric	84,200	3,915,300
Graco	101,825	3,987,467
Hardinge	62,793	1,642,665
IDEX Corporation	36,000	1,831,680
Intermec [a,c]	3,000	67,020
Lincoln Electric Holdings	188,680	11,237,781
Mueller Water Products Cl. A	50,000	690,500
Nordson Corporation	172,200	8,000,412
PAXAR Corporation [a]	67,500	1,937,250
Pfeiffer Vacuum Technology [a]	12,300	1,119,605
Rofin-Sinar Technologies [a]	128,000	7,575,040
Williams Controls [a]	37,499	647,608
Woodward Governor	154,800	6,373,116

		60,342,493

Metal Fabrication and Distribution - 1.8%
Commercial Metals	36,600	1,147,410
CompX International Cl. A	292,300	4,714,799
Gerdau Ameristeel	61,100	717,925
IPSCO	14,500	1,905,300
Kaydon Corporation	208,700	8,882,272
NN	127,100	1,587,479
Novamerican Steel [a]	10,800	477,576
RBC Bearings [a,c]	25,000	835,750
Reliance Steel & Aluminum	25,920	1,254,528

		21,523,039

Paper and Packaging - 0.2%
Mayr-Melnhof Karton [a]	5,600	1,249,437
Peak International [a]	408,400	1,127,184

		2,376,621

Specialty Chemicals and Materials - 1.5%
Aceto Corporation	78,410	619,439
American Vanguard	26,666	455,722
Balchem Corporation	16,875	298,350
Cabot Corporation	163,500	7,803,855
Fuel-Tech [a,c]	10,000	246,500
Hawkins	206,878	3,061,794
Lydall [a]	35,500	564,095
MacDermid	47,500	1,656,325
Schulman (A.)	143,100	3,371,436
Sensient Technologies	22,000	567,160

		18,644,676

Textiles - 0.1%
Unifi [a,c]	145,100	417,888

Other Industrial Products - 3.2%
Brady Corporation Cl. A	293,400	9,154,080
Diebold	86,700	4,136,457
Distributed Energy Systems [a]	32,000	43,840
Kimball International Cl. B	286,180	5,517,550
Maxwell Technologies [a]	21,500	269,180
Mettler-Toledo International [a]	28,700	2,570,659
Munters [a]	22,450	974,158
Myers Industries	30,499	569,721
Nokian Renkaat [a]	47,500	1,300,784
Peerless Manufacturing [a]	148,600	4,704,676
Raven Industries	80,100	2,246,805
Solar Integrated Technologies [a]	75,000	210,314
Somfy	7,000	2,075,818
Waters Corporation [a]	75,990	4,407,420

		38,181,462

Total		199,111,497

Industrial Services - 12.5%
Advertising and Publishing - 1.0%
Focus Media Holding ADR [a]	35,000	2,746,100
Interpublic Group of Companies [a,c]	510,000	6,278,100
Lamar Advertising Cl. A [a]	26,000	1,637,220
MDC Partners Cl. A [a]	60,000	463,800
ValueClick [a,c]	45,000	1,175,850

		12,301,070

Commercial Services - 4.1%
Allied Waste Industries [a]	188,800	2,376,992
Anacomp Cl. A [a]	26,000	211,900
BB Holdings [a]	289,400	1,238,653
Canadian Solar [a,c]	50,000	487,500
Convergys Corporation [a,c]	121,000	3,074,610
Copart [a]	158,100	4,428,381
eResearch Technology [a,c]	181,000	1,422,660
First Advantage Cl. A [a,c]	5,000	119,850
Global Imaging Systems [a,c]	100,000	1,950,000
Grupo Aeroportuario del Sureste ADR	36,900	1,742,418
Hewitt Associates Cl. A [a,c]	164,620	4,811,843
Iron Mountain [a,c]	234,262	6,121,266
Learning Tree International [a,c]	53,400	600,750
MPS Group [a]	564,600	7,989,090
Manpower	95,200	7,022,904
Michael Page International	116,900	1,231,873
New Horizons Worldwide [a]	228,600	217,170
OneSource Services [a]	25,437	321,611
Onex Corporation	50,000	1,388,480
Sabre Holdings Cl. A	50,000	1,637,500
Spherion Corporation [a]	53,000	467,460
TRC Companies [a]	3,600	36,324
Viad Corporation	9,025	348,365
Wright Express [a,c]	30,000	909,900

		50,157,500

Engineering and Construction - 1.3%
Boskalis Westminster [a]	13,400	1,333,579
Dycom Industries [a]	35,500	925,130
Fleetwood Enterprises [a]	234,300	1,853,313
Insituform Technologies Cl. A [a,c]	137,000	2,848,230
KBR [a,c]	100,000	2,035,000
Washington Group International [a]	100,000	6,642,000

		15,637,252

Food and Tobacco Processors - 0.5%
American Italian Pasta Cl. A [a]	10,000	105,000
MGP Ingredients	127,400	2,595,138
Performance Food Group [a,c]	10,000	308,700
Seneca Foods Cl. A [a]	80,000	2,128,000
Seneca Foods Cl. B [a]	13,251	361,090

		5,497,928

Industrial Distribution - 1.9%
Central Steel & Wire	6,662	4,097,130
MSC Industrial Direct Cl. A	20,000	933,600
Ritchie Bros. Auctioneers	310,400	18,164,608

		23,195,338

Printing - 0.1%
Bowne & Co.	68,100	1,071,213

Transportation and Logistics - 3.1%
Alexander & Baldwin	60,000	3,026,400
Arkansas Best	1,200	42,660
Atlas Air Worldwide Holdings [a,c]	17,000	896,410
C. H. Robinson Worldwide	80,000	3,820,000
Forward Air	239,750	7,882,980
Frozen Food Express Industries	286,635	2,384,803
Hub Group Cl. A [a,c]	174,400	5,055,856
Landstar System	11,200	513,408
Patriot Transportation Holding [a]	94,300	8,450,223
UTI Worldwide	105,000	2,580,900
Universal Truckload Services [a]	115,100	2,786,571

		37,440,211

Other Industrial Services - 0.5%
Landauer	117,900	5,951,592

Total		151,252,104

Natural Resources - 10.6%
Energy Services - 4.6%
Atwood Oceanics [a,c]	29,400	1,725,486
Carbo Ceramics	158,400	7,373,520
Core Laboratories [a,c]	10,000	838,300
Ensign Energy Services	126,300	2,116,851
Environmental Power [a]	326,000	2,282,000
Global Industries [a,c]	54,500	996,805
Hanover Compressor [a,c]	360,000	8,010,000
Helmerich & Payne	80,600	2,445,404
Input/Output [a]	494,100	6,808,698
National Fuel Gas	47,500	2,054,850
TETRA Technologies [a,c]	68,000	1,680,280
Universal Compression Holdings [a]	221,300	14,977,584
Willbros Group [a,c]	207,600	4,679,304

		55,989,082

Oil and Gas - 2.5%
Bill Barrett [a,c]	50,000	1,620,500
Carrizo Oil & Gas [a,c]	41,700	1,457,832
Cimarex Energy	193,990	7,181,510
FX Energy [a,c]	20,000	151,600
Falcon Oil & Gas [a]	360,000	1,016,544
Helix Energy Solutions Group [a,c]	34,226	1,276,288
Particle Drilling Technologies [a,c]	61,500	242,925
Penn Virginia	16,440	1,206,696
PetroCorp [a,d]	61,400	0
Pioneer Drilling [a,c]	1,800	22,842
SEACOR Holdings [a,c]	148,500	14,612,400
Storm Cat Energy [a,c]	330,800	307,644
W&T Offshore	25,000	723,250

		29,820,031

Precious Metals and Mining - 2.3%
Agnico-Eagle Mines	34,000	1,204,280
Centerra Gold [a]	30,000	274,924
Constellation Copper [a]	186,900	229,881
Entree Gold [a,c]	90,000	144,900
Etruscan Resources [a]	675,900	2,271,539
Gammon Lake Resources [a,c]	178,300	3,150,561
Golden Star Resources [a]	175,000	770,000
Hecla Mining [a,c]	598,000	5,417,880
IAMGOLD Corporation	315,620	2,433,430
International Coal Group [a,c]	189,000	992,250
Ivanhoe Mines [a,c]	140,000	1,607,200
Meridian Gold [a]	111,000	2,833,830
Miramar Mining [a]	225,000	1,064,250
Northgate Minerals [a]	80,000	277,600
Pan American Silver [a,c]	41,000	1,213,190
QGX [a]	30,000	72,759
Randgold Resources ADR [a]	53,000	1,267,230
Royal Gold	34,400	1,035,440
Stillwater Mining [a,c]	10,780	136,798
Western Copper [a]	22,500	46,189
Yamana Gold	80,000	1,148,800

		27,592,931

Real Estate - 1.0%
Alico	27,000	1,547,910
Consolidated-Tomoka Land	13,564	1,023,404
Realogy Corporation [a]	150,000	4,441,500
The St. Joe Company	98,900	5,173,459

		12,186,273

Other Natural Resources - 0.2%
PICO Holdings [a]	50,200	2,144,042

Total		127,732,359

Technology - 24.2%
Aerospace and Defense - 0.6%
Allied Defense Group (The) [a]	45,700	390,735
Armor Holdings [a,c]	11,410	768,235
Astronics Corporation [a]	52,400	922,240
Axsys Technologies [a]	10,000	157,800
Ducommun [a]	117,200	3,015,556
Hexcel Corporation [a,c]	47,500	942,875
Integral Systems	49,800	1,203,666

		7,401,107

Components and Systems - 5.6%
Analogic Corporation	40,135	2,523,689
Belden CDT	57,800	3,097,502
Checkpoint Systems [a]	56,060	1,326,380
Dionex Corporation [a]	81,000	5,516,910
Electronics for Imaging [a,c]	25,000	586,250
Energy Conversion Devices [a,c]	105,500	3,686,170
Excel Technology [a]	168,500	4,605,105
Hutchinson Technology [a,c]	47,500	1,109,125
Imation Corporation	15,700	633,966
InFocus Corporation [a]	228,100	638,680
KEMET Corporation [a]	95,600	731,340
Methode Electronics	50,000	738,500
Newport Corporation [a,c]	592,200	9,694,314
On Track Innovations [a,c]	40,000	282,800
Perceptron [a]	397,400	3,576,600
Plexus Corporation [a,c]	325,700	5,585,755
Power-One [a,c]	10,000	57,200
Radiant Systems [a,c]	32,500	423,475
REMEC	143,387	220,816
Richardson Electronics	116,700	1,089,978
SafeNet [a]	36,240	1,025,592
TTM Technologies [a,c]	221,400	2,112,156
Technitrol	311,200	8,150,328
Tektronix	159,680	4,496,589
UQM Technologies [a,c]	50,000	207,500
Vishay Intertechnology [a]	186,000	2,600,280
Zebra Technologies Cl. A [a,c]	76,525	2,954,630

		67,671,630

Distribution - 1.5%
Agilysys	165,125	3,710,359
Anixter International [a]	61,795	4,074,762
Benchmark Electronics [a]	208,200	4,301,412
Solectron Corporation [a,c]	1,070,100	3,370,815
Tech Data [a]	86,500	3,097,565

		18,554,913

Internet Software and Services - 1.6%
Arbinet-thexchange [a]	87,200	551,104
CMGI [a,c]	1,535,000	3,254,200
CNET Networks [a,c]	155,400	1,353,534
CryptoLogic	68,500	1,712,500
CyberSource Corporation [a,c]	10,000	125,100
EarthLink [a,c]	55,200	405,720
Internap Network Services [a,c]	144,890	2,282,017
j2 Global Communications [a,c]	43,420	1,203,602
Jupitermedia Corporation [a,c]	500,000	3,310,000
Lionbridge Technologies [a]	37,500	190,875
NetEase.com ADR [a,c]	80,000	1,419,200
RealNetworks [a,c]	245,400	1,926,390
S1 Corporation [a]	5,054	30,324
SkyTerra Communications [a]	2,800	23,520
SupportSoft [a]	220,000	1,240,800

		19,028,886

IT Services - 4.2%
Alten [a]	45,800	1,725,331
answerthink [a]	655,000	2,141,850
BearingPoint [a,c]	788,800	6,042,208
Black Box	47,000	1,717,380
CACI International Cl. A [a,c]	10,000	468,600
CIBER [a]	10,000	78,700
Cogent Communications Group [a,c]	226,900	5,361,647
Computer Task Group [a]	101,100	455,961
Covansys Corporation [a]	188,900	4,662,052
Diamond Management & Technology Consultants	80,400	939,876
Forrester Research [a]	40,300	1,142,908
Gartner [a]	126,000	3,017,700
MAXIMUS	127,900	4,409,992
Perot Systems Cl. A [a,c]	165,100	2,950,337
Sapient Corporation [a,c]	806,602	5,533,290
Syntel	152,679	5,290,327
TriZetto Group (The) [a,c]	215,200	4,306,152

		50,244,311

Semiconductors and Equipment - 4.2%
Altera Corporation [a]	50,000	999,500
Axcelis Technologies [a,c]	135,000	1,031,400
BE Semiconductor Industries [a,c]	58,000	374,100
Brooks Automation [a,c]	28,500	488,775
Cabot Microelectronics [a]	131,200	4,396,512
Catalyst Semiconductor [a,c]	200	726
CEVA [a]	31,666	228,945
Cognex Corporation	197,700	4,284,159
Conexant Systems [a]	11,980	19,767
Credence Systems [a,c]	53,600	177,416
DSP Group [a]	115,000	2,185,000
DTS [a,c]	64,100	1,553,143
Diodes [a,c]	167,900	5,851,315
Dolby Laboratories Cl. A [a]	148,900	5,138,539
Exar Corporation [a,c]	231,976	3,071,362
Fairchild Semiconductor International [a,c]	51,200	856,064
Himax Technologies ADR [a]	100,000	536,000
International Rectifier [a]	120,000	4,585,200
Intevac [a,c]	57,450	1,514,956
IXYS Corporation [a,c]	10,000	102,300
Jazz Technologies (Units) [a]	600,000	3,390,000
Kulicke & Soffa Industries [a]	105,800	978,650
Novellus Systems [a,c]	12,000	384,240
Pericom Semiconductor [a]	58,000	567,240
Power Integrations [a,c]	49,000	1,107,890
Sanmina-SCI Corporation [a]	200,000	724,000
Semitool [a,c]	50,000	650,000
Staktek Holdings [a]	184,700	600,275
Veeco Instruments [a,c]	65,000	1,267,500
Vimicro International ADR [a,c]	160,000	1,036,800
Xilinx	100,000	2,573,000

		50,674,774

Software - 3.6%
Advent Software [a,c]	116,800	4,072,816
ANSYS [a]	50,000	2,538,500
Aspen Technology [a]	27,100	352,300
Avid Technology [a,c]	40,000	1,395,200
BEA Systems [a]	65,610	760,420
Borland Software [a,c]	280,000	1,475,600
Epicor Software [a,c]	79,900	1,111,409
iPass [a,c]	268,400	1,350,052
JDA Software Group [a,c]	99,900	1,501,497
MSC.Software [a]	70,000	962,500
ManTech International Cl. A [a]	119,400	3,989,154
NAVTEQ Corporation [a,c]	70,000	2,415,000
Net 1 UEPS Technologies [a,c]	100,000	2,488,000
PLATO Learning [a]	149,642	628,496
Progress Software [a,c]	30,500	951,600
SPSS [a]	179,600	6,483,560
Sybase [a]	82,600	2,088,128
THQ [a,c]	20,000	683,800
Transaction Systems Architects Cl. A [a]	203,150	6,580,028
Verint Systems [a,c]	40,000	1,286,000

		43,114,060

Telecommunications - 2.9%
Adaptec [a,c]	2,584,100	10,000,467
ADTRAN	65,000	1,582,750
Catapult Communications [a]	87,100	848,354
Covad Communications Group [a,c]	35,000	44,450
Foundry Networks [a,c]	373,400	5,067,038
Globalstar [a,c]	50,000	530,000
Globecomm Systems [a]	233,700	2,500,590
Golden Telecom	40,000	2,215,200
IDT Corporation [a]	78,400	884,352
IDT Corporation Cl. B [a,c]	65,000	737,750
Level 3 Communications [a]	401,341	2,448,181
Orbcomm [a,c]	30,000	382,500
PECO II [a]	93,600	80,496
Sycamore Networks [a]	171,000	639,540
Tandberg [a]	70,500	1,473,027
Time Warner Telecom Cl. A [a,c]	179,000	3,717,830
Tollgrade Communications [a]	20,000	251,200
USA Mobility	97,500	1,943,175
Vonage Holdings [a,c]	80,000	276,000

		35,622,900

Total		292,312,581

Utilities - 0.2%
CH Energy Group	44,500	2,166,705
Southern Union	11,576	351,795

Total		2,518,500

Miscellaneous [e] - 1.0%
Total		12,283,960

TOTAL COMMON STOCKS
(Cost $797,676,223)		1,255,704,241

PREFERRED STOCKS - 0.2%
Aristotle Corporation 11.00% Conv.	4,800	40,704
Seneca Foods Conv. [a]	300	7,080
Seneca Foods Conv. [a,d]	85,000	2,034,900

TOTAL PREFERRED STOCKS
(Cost $1,316,015)		2,082,684

	PRINCIPAL
	AMOUNT
CORPORATE BONDS - 0.1%
Dixie Group 7.00%
Conv. Sub. Deb. due 5/15/12	$397,000	379,135

TOTAL CORPORATE BONDS
(Cost $328,526)		379,135

REPURCHASE AGREEMENTS - 14.3%
State Street Bank & Trust Company, 5.10% dated 3/30/07, due 4/2/07, maturity value $62,297,465 (collateralized by obligations of various U.S. Government Agencies, valued at $63,827,819) (Cost $62,271,000)		62,271,000

Lehman Brothers (Tri-Party), 5.20% dated 3/30/07, due 4/2/07, maturity value $110,047,667 (collateralized by obligations of various U.S. Government Agencies, valued at $112,250,046) (Cost $110,000,000)		110,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $172,271,000)		172,271,000

COLLATERAL RECEIVED FOR SECURITIES LOANED - 7.4%
Money Market Funds
State Street Navigator Securities Lending Prime Portfolio (7 day yield-5.25%)
(Cost $89,985,861)		89,985,861

TOTAL INVESTMENTS - 126.0%
(Cost $1,061,577,625)		1,520,422,921
LIABILITIES LESS CASH AND OTHER ASSETS - (7.8)%		(93,351,114)
PREFERRED STOCK - (18.2)%		(220,000,000)

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS - 100.0%		$1,207,071,807

a	Non-income producing.

b	At March 31, 2007, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

	Shares	Market Value	Cost of	Cost of	Realized	Dividend	Shares	Market Value
Affiliated Company	12/31/06	12/31/06	Purchases	Sales	Gain (Loss)	Income	3/31/07	3/31/07

Synalloy Corporation	345,000	$6,361,800	-	-	-	$51,750	345,000	$9,632,400

		$6,361,800			-	$51,750		$9,632,400

c	All or a portion of these securities were on loan at March 31, 2007. Total market value of loaned securities at March 31, 2007 was $87,402,388.

d	Securities for which market quotations are no longer readily available represent 0.2% of net assets applicable to common stockholders. These securities have been valued at their fair value under procedures established by the Fund’s Board of Directors.

e	Includes securities first acquired in 2007 and less than 1% of net assets applicable to common stockholders.

INCOME TAX INFORMATION: The cost of total investments for Federal income tax purposes was $1,063,187,218. At March 31, 2007, net unrealized appreciation for all securities was $457,235,703, consisting of aggregate gross unrealized appreciation of $501,074,551 and aggregate gross unrealized depreciation of $43,838,848. The primary difference in book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Fund’s Board of Directors. In addition, if between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevent non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has deveolped between the movement of prices of non-U.S. equity securities and indicies of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. The Funds will value their non-U.S. securities in U.S. dollars on the basis of foreign currency exchange rates provided to the Funds by their custodian, State Street Bank and Trust Company. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. Investments in money market funds are valued at net asset value per share.

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Securities Lending:
The Fund loans securities to qualified institutional investors for the purpose of realizing additional income. Collateral on all securities loaned for the Fund is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral is equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a)     The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)     There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

          Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Value Trust, Inc.

By:

/s/ Charles M. Royce

Charles M. Royce
President, Royce Value Trust, Inc.
Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce

Charles M. Royce
President, Royce Value Trust, Inc.
Date: May 29, 2007

By:

/s/ John D. Diederich

John D. Diederich
Treasurer, Royce Value Trust, Inc.
Date: May 29, 2007